CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Cash flows from operating activities
Net income	$ 31,399	¥ 214,456	¥ 243,305	¥ 186,767
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	16,441	112,294	62,483	53,033
Amortization	1,028	7,020	1,101
Share-based compensation	21,447	146,486	24,975	57,348
Impairment of other receivables				1,255
Gain from step acquisitions	(546)	(3,730)	(2,521)	(117)
Income from short-term investments	(2,701)	(18,451)	(15,147)	(2,692)
Share of net loss (income) from equity investees	(678)	(4,630)	1,939	993
Changes in operating assets and liabilities:
Prepayments and other current assets	(24,463)	(167,085)	(21,228)	(28,074)
Amounts due from related parties	11,897	81,254	(63,754)	(7,800)
Deferred tax assets	(7,032)	(48,025)	(5,237)	(9,139)
Deferred tax liabilities	3,445	23,528
Other non-current assets	(5,119)	(34,962)	(16,759)	(6,920)
Accrued expenses and other current liabilities	19,214	131,230	94,533	65,185
Income taxes payable	1,131	7,727	(6,121)	(924)
Prepayments from customers	60,847	415,585	471,783	301,886
Unrecognized tax benefit	684	4,673	3,929	2,914
Net cash provided by operating activities	126,994	867,370	773,281	613,715
Cash flows from investing activities
Purchase of short-term investments	(257,858)	(1,761,171)	(406,178)	(741,108)
Proceeds from sales of short-term investments	206,886	1,413,029	743,385	344,633
Income from short-term investments	2,701	18,451	15,147	2,692
Purchase of long-term investments	(54,066)	(369,274)	(218,911)	(17,348)
Disposal of investments	38	260
Purchase of property and equipment	(35,438)	(242,041)	(172,696)	(84,274)
Proceeds from disposals of property and equipment	146	997	764	903
Acquisition of subsidiaries, net of cash acquired	(33,601)	(229,495)	(42,472)	(2,228)
Net cash used in investing activities	(171,192)	(1,169,244)	(80,961)	(496,730)
Cash flows from financing activities
Proceeds from initial public offering	153,537	1,048,660
Initial public offering issuance costs	(3,917)	(26,752)
Proceeds from issuance of Series A-1 redeemable convertible preferred shares, net of issuance costs	269,443	1,840,295
Proceeds from bank loans	67,350	460,000	5,000
Repayment of bank loans	(2,196)	(15,000)
Acquisition of non-controlling interests	(2,009)	(13,722)	(751)
Capital contributed from non-controlling interests	176	1,200	18,965	1,400,479
Distribution to a non-controlling interest	(502)	(3,430)
Distribution to shareholders	(386,332)	(2,638,646)		(1,422,100)
Net cash (used in)/ provided by financing activities	95,550	652,605	23,214	(21,621)
Effect of exchange rate changes	11,456	78,244
Net increase in cash and cash equivalents	62,808	428,975	715,534	95,364
Cash and cash equivalents, at the beginning of year	143,743	981,772	266,238	170,874
Cash and cash equivalents, at the end of year	206,551	1,410,747	981,772	266,238
Supplemental disclosure of cash flow information:
Interest paid	2,121	14,487
Income tax paid	16,783	114,631	99,445	78,646
Supplemental disclosure of non-cash investing activities:
Purchase of property and equipment included in accrued expenses and other current liabilities	3,547	24,224	12,904	4,867
Purchase of long-term investments included in accrued expenses and other current liabilities	$ 3,703	¥ 25,290	¥ 1,340	¥ 4,950